Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases, 1 [Abstract]
Summary of Right-Of-Use Assets
During 2025, the changes in the Company’s right-of-use assets were as follows:

	Land and buildings		Other (1)	Total
Cost as of January 1, 2025	Ps.	95,341	2,619	97,960
Additions		14,353	980	15,333
Disposals		(3,465)	(476)	(3,941)
Remeasurements		5,100	11	5,111
Depreciation		(15,149)	(796)	(15,945)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		1,116	(91)	1,025
Right-of-use assets, net as of December 31, 2025	Ps.	97,296	2,247	99,543

(1)Other assets mainly include transportation equipment and servers.
During 2024, the changes in the Company’s right-of-use assets was as follows:

	Land and buildings		Other (1)	Total
Cost as of January 1, 2024	Ps.	86,051	1,890	87,941
Additions		16,480	1,040	17,520
Additions from business combinations		445	5	450
Disposals		(2,912)	(365)	(3,277)
Remeasurements		4,812	711	5,523
Depreciation		(13,361)	(936)	(14,297)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		3,826	274	4,100
Right-of-use assets, net as of December 31 2024	Ps.	95,341	2,619	97,960

(1)Other assets mainly include transportation equipment and servers.

Summary of Lease Liabilities
As of December 31, 2025, the lease liabilities are integrated as follows:

	December 31, 2025
Maturity analysis – contractual undiscounted cash flows
Less than one year	Ps.	20,885
One to five years		76,202
Five to ten years		38,720
More than ten years		15,293
Total undiscounted lease liabilities on December 31, 2025		151,100
Lease liabilities included in the statement of financial position on December 31		109,891
Shown in the balance sheet as follows:
Current	Ps.	15,188
Non-Current		94,703
Total	Ps.	109,891
As of December 31, 2024, the lease liabilities are integrated as follows:

	December 31, 2024
Maturity analysis – contractual undiscounted cash flows
Less than one year	Ps.	22,011
One to five years		69,385
Five to ten years		46,089
More than ten years		20,464
Total undiscounted lease liabilities on December 31		157,949
Lease liabilities included in the statement of financial position on December 31		108,095
Current		13,796
Non-Current	Ps.	94,299